SEGMENT AND GEOGRAPHIC INFORMATION (Segment Reporting) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 segments	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Number of segments	3
Revenues	$ 179,440,410	$ 186,379,708	$ 160,008,435
Sales tax	(5,786,615)	(5,793,557)	(3,827,823)
Cost of revenues	(96,399,886)	(103,130,272)	(91,930,241)
Gross profit	77,253,909	77,455,879	64,250,371
Product development	(26,401,720)	(18,382,383)	(15,416,944)
Selling and marketing	(26,674,024)	(24,586,039)	(20,891,615)
General and administrative	(8,976,176)	(11,629,273)	(11,582,200)
Impairment loss on goodwill and intangible assets	(1,562,386)		(20,259,169)
Total operating expenses	(63,614,306)	(54,597,695)	(68,149,928)
Changes in fair value of contingent consideration for business acquisition			(3,729,513)
Government subsidies	2,176,449	301,359	319,319
(Loss) income from operations	15,816,052	23,159,543	(7,309,751)
WVAS [Member]
Segment Reporting Information [Line Items]
Revenues	63,922,188	77,765,502	80,265,942
Sales tax	(968,969)	(1,053,179)	(1,390,901)
Cost of revenues	(43,085,208)	(52,655,523)	(50,758,629)
Gross profit	19,868,011	24,056,800	28,116,412
Mobile Games [Member]
Segment Reporting Information [Line Items]
Revenues	17,069,010	21,190,283	40,850,452
Sales tax	(160,728)	(219,306)	(621,069)
Cost of revenues	(7,780,237)	(10,934,999)	(25,247,963)
Gross profit	9,128,045	10,035,978	14,981,420
Internet Games [Member]
Segment Reporting Information [Line Items]
Revenues	98,449,212	87,423,923	38,892,041
Sales tax	(4,656,918)	(4,521,072)	(1,815,853)
Cost of revenues	(45,534,441)	(39,539,750)	(15,923,649)
Gross profit	$ 48,257,853	$ 43,363,101	$ 21,152,539